Common Stock		4 Months Ended
	May 31, 2021	Sep. 30, 2021
Spartacus Acquisition Shelf Corp. [Member]
Common Stock [Line Items]
Common Stock	3. Common Stock The Company is authorized to issue up to 100 shares of common stock with a par value of $0.0001 per share. As of May 31, 2021, there were no shares issued or outstanding.

Note 3 — Common Stock

The Company is authorized to issue up to 100 shares of common stock with a par value of $0.0001 per share. As of September 30, 2021, there were no shares of common stock issued or outstanding.